ACCOUNTS RECEIVABLE, NET - Current and Non Current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	R$ 4,079,221	R$ 4,662,368
ACCOUNTS RECEIVABLE, NONCURRENT	8,413	462,376
ACCOUNTS RECEIVABLE, NET	4,087,634	5,124,744
Marketing in CCEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	1,099,844	390,910
Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	34,139
ACCOUNTS RECEIVABLE, NONCURRENT	8,413
ACCOUNTS RECEIVABLE, NET	42,552
Due in the short term
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	3,306,652
ACCOUNTS RECEIVABLE, NET	3,306,652
Due in the short term | Marketing in CCEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	710,486
Maturity in 90 days or less
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	507,750
ACCOUNTS RECEIVABLE, NET	507,750
Maturity in 90 days or less | Marketing in CCEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	127,477
More than 90 days
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	230,681
ACCOUNTS RECEIVABLE, NET	230,681
More than 90 days | Marketing in CCEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	261,881
Gross value | CEMIG
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	64,171	66,979
Gross value | LIGHT
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	48,488	53,349
Gross value | Companhia de Eletricidade do Amapa - CEA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	88,954	50,946
ACCOUNTS RECEIVABLE, NONCURRENT	216,413	207,403
Gross value | COPEL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	39,642	47,230
Gross value | CELESC
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	27,707	44,230
Gross value | COELBA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	49,333	41,438
Gross value | CELPA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	36,613	38,858
Gross value | ELEKTRO
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	32,619	35,842
Gross value | Supply
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	585,481	711,420
Gross value | CELG
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	24,252
ACCOUNTS RECEIVABLE, NONCURRENT	272,741
Gross value | AES ELETROPAULO
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	55,639	29,401
Gross value | AES SUL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	1,781	2,434
Gross value | AMPLA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	27,615	26,086
Gross value | CEB
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	7,076	7,135
ACCOUNTS RECEIVABLE, NONCURRENT	9,548	9,548
Gross value | CEEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	12,227	16,074
Gross value | CELPE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	31,003	26,342
Gross value | CEMAR
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	20,470	20,654
Gross value | CESP
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	2,533	2,583
Gross value | COELCE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	41,316	31,095
Gross value | CPFL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	29,081	21,943
Gross value | EBE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	7,968	11,165
Gross value | ENERSUL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	11,639	11,122
Gross value | ESCELSA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	8,725	9,589
Gross value | PIRATININGA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	10,604	8,074
Gross value | RGE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	45,312	24,558
Gross value | Marketing in CCEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NONCURRENT	293,560	293,560
Gross value | Use of Electricity Network
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	723,105	589,071
ACCOUNTS RECEIVABLE, NONCURRENT	4,348	4,347
Gross value | PROINFA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	359,210	502,236
ACCOUNTS RECEIVABLE, NONCURRENT		30,576
Gross value | Residential Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT		653,542
ACCOUNTS RECEIVABLE, NONCURRENT		61,100
Gross value | Industrial Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	552,356	710,203
ACCOUNTS RECEIVABLE, NONCURRENT		45,072
Gross value | Rural Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT		34,882
ACCOUNTS RECEIVABLE, NONCURRENT		2,510
Gross value | Trade, services and other activities
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT		310,286
ACCOUNTS RECEIVABLE, NONCURRENT		281,184
Gross value | Public power
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT		373,926
ACCOUNTS RECEIVABLE, NONCURRENT		127,428
Gross value | Others
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	939,576	710,634
ACCOUNTS RECEIVABLE, NONCURRENT	8,413	13,551
Gross value | Renegotiated Credits | Companhia de Eletricidade do Amapa - CEA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	16,195
ACCOUNTS RECEIVABLE, NONCURRENT	216,413
Gross value | Renegotiated Credits | CELG
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NONCURRENT	272,741
Gross value | Renegotiated Credits | Use of Electricity Network
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	16
Gross value | Renegotiated Credits | PROINFA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	30,576
Gross value | Renegotiated Credits | Industrial Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	68,691
Gross value | Renegotiated Credits | Others
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	10,297
ACCOUNTS RECEIVABLE, NONCURRENT	8,413
Gross value | Due in the short term | CEMIG
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	64,155
Gross value | Due in the short term | LIGHT
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	48,365
Gross value | Due in the short term | Companhia de Eletricidade do Amapa - CEA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	2,735
Gross value | Due in the short term | COPEL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	39,642
Gross value | Due in the short term | CELESC
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	27,707
Gross value | Due in the short term | COELBA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	49,275
Gross value | Due in the short term | CELPA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	27,245
Gross value | Due in the short term | ELEKTRO
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	32,619
Gross value | Due in the short term | Supply
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	585,481
Gross value | Due in the short term | CELG
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	21,331
Gross value | Due in the short term | AES ELETROPAULO
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	55,637
Gross value | Due in the short term | AES SUL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	1,781
Gross value | Due in the short term | AMPLA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	25,084
Gross value | Due in the short term | CEB
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	4,495
Gross value | Due in the short term | CEEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	12,227
Gross value | Due in the short term | CELPE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	30,947
Gross value | Due in the short term | CEMAR
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	20,469
Gross value | Due in the short term | CESP
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	2,533
Gross value | Due in the short term | COELCE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	34,272
Gross value | Due in the short term | CPFL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	28,739
Gross value | Due in the short term | EBE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	7,962
Gross value | Due in the short term | ENERSUL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	11,639
Gross value | Due in the short term | ESCELSA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	8,725
Gross value | Due in the short term | PIRATININGA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	10,604
Gross value | Due in the short term | RGE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	44,668
Gross value | Due in the short term | Use of Electricity Network
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	651,034
Gross value | Due in the short term | PROINFA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	22,921
Gross value | Due in the short term | Industrial Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	196,597
Gross value | Due in the short term | Others
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	528,322
Gross value | Maturity in 90 days or less | CEMIG
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	16
Gross value | Maturity in 90 days or less | Companhia de Eletricidade do Amapa - CEA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	457
Gross value | Maturity in 90 days or less | CELPA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	41
Gross value | Maturity in 90 days or less | CELG
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	2,920
Gross value | Maturity in 90 days or less | AMPLA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	2,531
Gross value | Maturity in 90 days or less | CEB
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	2,581
Gross value | Maturity in 90 days or less | CEMAR
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	1
Gross value | Maturity in 90 days or less | COELCE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	7,044
Gross value | Maturity in 90 days or less | RGE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	638
Gross value | Maturity in 90 days or less | Use of Electricity Network
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	27,503
Gross value | Maturity in 90 days or less | PROINFA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	303,499
Gross value | Maturity in 90 days or less | Industrial Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	18,498
Gross value | Maturity in 90 days or less | Others
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	68,869
Gross value | More than 90 days | LIGHT
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	123
Gross value | More than 90 days | Companhia de Eletricidade do Amapa - CEA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	69,567
Gross value | More than 90 days | COELBA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	58
Gross value | More than 90 days | CELPA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	9,327
Gross value | More than 90 days | CELG
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	1
Gross value | More than 90 days | AES ELETROPAULO
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	2
Gross value | More than 90 days | CEB
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NONCURRENT	9,548
Gross value | More than 90 days | CELPE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	56
Gross value | More than 90 days | CPFL
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	342
Gross value | More than 90 days | EBE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	6
Gross value | More than 90 days | RGE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	6
Gross value | More than 90 days | Marketing in CCEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NONCURRENT	293,560
Gross value | More than 90 days | Use of Electricity Network
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	44,552
ACCOUNTS RECEIVABLE, NONCURRENT	4,348
Gross value | More than 90 days | PROINFA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	2,214
Gross value | More than 90 days | Industrial Consumer
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	268,570
Gross value | More than 90 days | Others
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	332,089
ACCOUNTS RECEIVABLE, CURRENT
CUSTOMERS RECEIVABLE, NET
PCLD	(905,119)	(1,074,892)
ACCOUNTS RECEIVABLE, CURRENT | Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
PCLD	(91,636)
ACCOUNTS RECEIVABLE, CURRENT | Due in the short term
CUSTOMERS RECEIVABLE, NET
PCLD	(1,045)
ACCOUNTS RECEIVABLE, CURRENT | Maturity in 90 days or less
CUSTOMERS RECEIVABLE, NET
PCLD	(54,325)
ACCOUNTS RECEIVABLE, CURRENT | More than 90 days
CUSTOMERS RECEIVABLE, NET
PCLD	(758,113)
ACCOUNTS RECEIVABLE, NONCURRENT
CUSTOMERS RECEIVABLE, NET
PCLD	(796,610)	R$ (613,903)
ACCOUNTS RECEIVABLE, NONCURRENT | Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
PCLD	(489,154)
ACCOUNTS RECEIVABLE, NONCURRENT | More than 90 days
CUSTOMERS RECEIVABLE, NET
PCLD	R$ (307,456)